Related party transactions (Detail Textuals 2) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Research and development expense	$ 3,299	$ 4,349	$ 6,681
GVI clinical development solutions Inc
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Accounts payable and accrued liabilities	99	56
GVI clinical development solutions Inc | Consulting agreement
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Research and development expense	202	406	858
CanAm Bioresearch Inc
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Accounts payable and accrued liabilities	7	0
CanAm Bioresearch Inc | Consulting agreement
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Research and development expense	7	133	$ 393
Genesys Venture Inc
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Accounts payable and accrued liabilities	$ 56	$ 95